SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2015	May 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis of presentation
Working capital				$ (274,118,480)
Cash and cash equivalents				7,068,483	7,831,084	6,679,024	92,697,098
Rolled over, renewed or replaced borrowings			30,600,000
Short-term bank borrowings				90,443,007
Current portion of long-term debt				69,360,869	50,049,843
Capital commitment				20,400,000
Follow-on equity offering, net of issuance costs	28,000,000	54,600,000		54,624,447
Net income				16,649,176	(221,090,508)	(115,637,415)
Cash flow from operations				45,619,729	(16,525,817)	(10,307,234)
Restricted cash
Restricted cash				22,169,236	8,826,110
Inventories
Inventory write-down				175,568	29,905,734	14,821,620
Prepaid land use rights
Lease Expenses				628,052	781,706	958,558
Impairment of long-lived assets
Long-lived asset impairment					158,424,827	42,754,481
Shipping and handling
Shipping and handling costs				2,054,786	1,901,384	1,033,808
Government subsidies
Unrestricted cash government subsidies				926,173	5,249,788	9,250,296
Government grants related to assets				113,735	1,172,160	1,383,487
Earnings per share
Ordinary shares from options included in calculation of dilutive earnings per share				5,003,667
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB				24,356,970	11,436,370
Noncontrolling interest
Noncontrolling interest
Treasury Stock
Share repurchase program, authorized amount						5,000,000
Purchase price of treasury stock						500,724
Common Stock Outstanding [Member]
Basis of presentation
Follow-on equity offering, net of issuance costs				5,000
Net income
Treasury Stock
Number of shares repurchased						2,836,670